UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-879
Hallmark Investment Series Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Bradway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Bradway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	6/30/2005

Date of reporting period:	1/1/05 - 3/31/05

HALLMARK INVESTMENT SERIES TRUST - HALLMARK CONVERTIBLE SECURITIES FUND

SCHEDULE OF INVESTMENTS – MARCH 31, 2005 (Unaudited)

Principal Amount		Value
	CONVERTIBLE BONDS – 67.2%

	CONSUMER DISCRETIONARY – 11.1%
85,000	Best Buy Company, Inc., 2.250%, 01/15/22	$86,806
155,000	Carnival Corporation, 1.132%, 04/29/33(a)	120,319
70,000	Collegiate Pacific Inc. 144A, 5.750%, 12/01/09	71,925
165,000	Dick’s Sporting Goods, Inc., 1.6061%, 02/18/24 (a)	120,450
55,000	Hilton Hotels Corporation, 3.375%, 04/15/23	63,662
120,000	International Game Technology, 0.000%, 01/29/33	76,950
120,000	Lowe’s Companies, Inc., 0.861%, 10/19/21 (a)	122,700
130,000	Royal Caribbean Cruises Ltd., 0.000%, 05/18/21	91,812
110,000	Scientific Games Corporation 144A, 0.750%, 12/01/24	106,700
70,000	Six Flags, Inc., 4.500%, 05/15/15	64,837
135,000	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, 05/16/23	168,581
150,000	TJX Companies, 0.000%, 02/13/21	126,187
		1,220,929

	ENERGY – 7.8%
135,000	BJ Services Company, 0.3954%, 04/24/22	110,700
40,000	Cal Dive International, Inc. 144A, 3.250%, 12/15/25	40,900
100,000	Centerpoint Energy Inc., 3.750%, 05/15/23	114,500
70,000	Devon Energy Corporation, 4.900%, 08/15/08	80,325
125,000	Diamond Offshore Drilling, Inc., 1.500%, 04/15/31	146,406
100,000	Halliburton Company, 3.125%, 07/15/23	129,000
75,000	McMoRan Exploration Company 144A, 6.000%, 07/02/08	119,062
110,000	Schlumberger Limited, 2.125%, 06/01/23	118,112
		859,005

	FINANCIAL – 1.2%
90,000	GATX Corporation, 5.000%, 08/15/23	130,500

	HEALTH CARE – 11.0%
30,000	Abgenix, Inc. 144A, 1.75%, 12/15/11	24,862
60,000	Alexion Pharmaceuticals, Inc. 144A, 1.375%, 02/01/12	55,425
105,000	Genzyme Corporation 144A, 1.250%, 12/01/23	106,575
125,000	Icos Corporation, 2.000%, 07/01/23	100,937
85,000	Advanced Medical Optics, Inc., 2.500%, 07/15/24	84,362
110,000	Fisher Scientific International, Inc. 144A, 3.250%, 03/01/24	111,512
100,000	Community Health Systems, Inc., 4.250%, 10/15/08	109,875
120,000	Health Management Associates, Inc., 0.000%, 01/28/22	110,400
95,000	Ivax Corporation, 1.500%, 03/01/24	97,019
30,000	LabOne, Inc. 144A, 3.500%, 06/15/34	34,087
140,000	Allergan, Inc., 0.000%, 11/06/22	121,975
40,000	Celgene Corporation, 1.750%, 06/01/08	59,800
80,000	OSI Phamaceuticals, Inc., 3.250%, 09/08/23	91,000
170,000	Roche Holdings, Inc., 0.000%, 07/25/21	106,073
		1,213,902

	INDUSTRIALS – 9.1%
60,000	AAR Corporation 144A, 2.875%, 02/01/24	$56,925
110,000	Actuant Corporation 144A, 2.000%, 11/15/23	141,900
75,000	Agco Corporation, 1.750%, 12/31/33	73,969
150,000	Alliant Techsystems, Inc., 2.750%, 02/15/24	165,750
75,000	Leucadia National Corporation 144A, 3.750%, 04/15/14	74,062
95,000	Pride International, Inc., 3.250%, 05/01/33	111,744
325,000	Roper Industries, Inc., 1.4813%, 01/15/34 (a)	155,187
60,000	Tyco International Group SA 144A, 2.750%, 01/15/18	89,400
55,000	Tyco International Group SA 144A, 3.125%, 01/15/23	87,038
40,000	United Industrial Corporation 144A, 3.750%, 09/15/24	42,250
		998,225

	MATERIALS – 4.4%
75,000	Freeport-McMoRan Copper & Gold, Inc., 7.000%, 02/11/11	107,719
95,000	Inco, Limited, 1.000%, 03/14/23	125,994
60,000	Millenium Chemicals, Inc., 4.000%, 11/15/23	130,650
110,000	Placer Dome, Inc. 144A, 2.750%, 10/15/23	117,700
		482,063

	MEDIA – 5.0%
10,000	Charter Communications, Inc. 144A, 5.875%, 11/16/09	8,613
65,000	Interpublic Group of Companies, Inc., 4.500%, 03/15/23	79,950
115,000	Liberty Media Corporation, 0.750%, 03/30/23	125,925
140,000	Liberty Media Corporation, 3.500%, 01/15/31	108,850
90,000	Lions Gate Entertainment Corporation 144A, 2.9375%, 10/15/24	103,275
115,000	Walt Disney Company, 2.125%, 04/15/23	126,356
		552,969

	TECHNOLOGY – 11.2%
70,000	Artesyn Technologies, Inc. 144A, 5.500%, 08/15/10	91,175
50,000	ASM International NV 144A, 4.250%, 12/06/11	51,125
75,000	ASML Holding NV, 5.750%, 10/15/06	83,265
70,000	Cadence Design Systems, Inc., 0.000%, 08/15/23	74,025
75,000	Comverse Technology, Inc. 144A, 0.000%, 05/15/23	109,500
33,000	Corning, Inc., 3.500%, 11/01/08	37,661
115,000	Digital River, Inc. 144A, 1.250%, 01/01/24	111,550
125,000	Flextronics International Ltd. 144A, 1.000%, 08/01/10	124,531
50,000	Mercury Computer Systems, Inc. 144A, 2.000%, 05/01/24	53,938
100,000	Open Solutions, Inc. 144A, 1.467%, 02/02/35(a)	50,875
135,000	Openwave Systems Inc., 2.750%, 09/09/08	133,313
15,000	Powerwave Technologies, Inc. 1.250%, 07/15/08	14,475
65,000	Powerwave Technologies, Inc. 144A 1.875%, 11/15/24	61,181
65,000	Shanda Interactive Entertainment Ltd. 144A, 0.000%, 10/15/24	64,675
60,000	Sybase, Inc. 144A, 1.750%, 02/22/25	58,125
45,000	Vishay Intertechnology, Inc. 144A, 3.625%, 08/01/23	43,875
40,000	Yahoo!, Inc., 0.000%, 04/01/08	68,000
		1,231,289

	TELECOMMUNICATIONS – 2.5%
70,000	First Pacific Finance, Ltd., 0.000%, 01/18/10	$72,411
50,000	NII Holdings, Inc. 144A, 3.500%, 09/15/33	111,688
70,000	NII Holdings, Inc. 144A, 2.875%, 02/01/34	88,113
		272,212

	TRANSPORTATION – 2.0%
50,000	Pinnacle Airlines Corporation 144A, 3.250%, 02/15/25	49,125
95,000	Yellow Roadway Corporation 144A, 5.000%, 08/08/23	168,269
		217,394

	UTILITIES – 2.0%
115,000	Duke Energy Corporation, 1.750%, 05/15/23	137,713
25,000	PG&E Corporation, 9.500%, 06/30/10	67,313
15,000	Unisource Energy Corporation 144A, 4.500%, 03/01/35	15,750
		220,776

	Total Convertible Bonds (Cost $7,093,925)	7,399,264

Shares

	CONVERTIBLE PREFERRED STOCKS – 17.4%

	CONSUMER DISCRETIONARY – 1.5%
2,300	Albertsons, Inc., 7.250%	52,026
5,200	General Motors Corporation, 6.250%	108,160
		160,186

	CONSUMER STAPLES – 1.2%
3,275	Constellation Brands, Inc. Class A, 5.750%	132,343

	ENERGY – 1.9%
725	Amerada Hess Corporation, 7.000%	60,820
3,825	Oneok, Inc., 8.500%	144,241
		205,061

	FINANCIAL – 6.4%
135	Fortis Insurance NV 144A, 7.75%, 01/26/08	143,459
1	Fannie Mae, 5.375%	93,462
4,600	Genworth Financial, Inc., 6.000%	147,660
3,050	Sovereign Bancorp, Inc., 4.375%	143,731
2,750	Travelers Property Casualty Corporation, 4.500%	60,830
3,600	Unumprovident Corporation, 8.250%	122,220
		711,362

	MATERIALS – 2.6%
2,300	Celanese Corp., 4.250%	63,825
1,580	Huntsman Corp., 5.000%	80,580
2,500	Temple-Inland, Inc., 7.500%	145,150
		289,555

	MEDIA – 0.5%
1,175	Interpublic Group of Companies, Inc. Class A, 5.375%	$53,427

	TECHNOLOGY – 0.7%
1,075	General Cable Corporation, 5.750%	76,863

	TELECOMMUNICATIONS – 0.9%
175	Nextel Communications, Inc., 0.000%	102,791

	UTILITIES – 1.7%
1,400	Aquila, Inc., 6.750%	48,636
450	PNM Resources, Inc., 6.750%	22,410
3,625	Sempra Energy, Inc., 8.500%	119,843
		190,889

	Total Convertible Preferred Stocks (Cost $1,837,634)	1,922,477

	COMMON STOCK – 10.6%

	CONSUMER DISCRETIONARY – 0.3%
665	Las Vegas Sands Corporation*	29,925

	ENERGY – 2.0%
3,280	Bill Barrett Corporation*	94,825
11,520	Warren Resources, Inc.*	123,610
		218,435

	FINANCIAL – 1.1%
4,100	Euronet Worldwide, Inc.*	117,055

	HEALTH CARE – 1.5%
6,000	AtheroGenics, Inc.*	78,540
5,000	Theravance, Inc.*	91,250
		169,790

	INDUSTRIALS – 1.1%
2,000	Florida Rock Industries, Inc.	117,640

	MATERIALS – 1.4%
2,500	Huntsman Corp.*	58,300
5,125	Nalco Holding Company*	96,504
		154,804

	TECHNOLOGY – 3.2%
2,753	Acxiom Corp.	57,620
1,757	Corning, Inc.*	19,556
2,000	Electronic Arts, Inc.*	103,560
9,000	EMC Corporation*	110,880
1,500	Overstock.com, Inc.*	64,485
		356,101

Total Common Stock (Cost $1,060,215)	1,163,750

Total Investments (Cost $9,991,774) -95.3%	10,485,491
Other Assets, Less Liabilities - 4.7%	520,711
Net Assets - 100.00%	$11,006,202

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

144A - Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.

(a) Variable rate security.

HALLMARK INVESTMENT SERIES TRUST - HALLMARK FIRST MUTUAL FUND

SCHEDULE OF INVESTMENTS – MARCH 31, 2005 (Unaudited)

Shares			Value
	COMMON STOCKS – 93.2%

	CONSUMER DISCRETIONARY – 13.5%
125,000	Sirius Satellite Radio, Inc. *		$702,500
40,750	Time Warner, Inc.*		715,162
20,000	Viacom, Inc. - Class B		696,600
25,500	XM Satellite Radio, Inc.*		803,250
			2,917,512

	ENERGY – 22.5%
7,100	Apache Corp.		434,733
22,500	BJ Services Co.		1,167,300
19,000	ChevronTexaco Corp.		1,107,890
10,000	ConocoPhillips		1,078,400
22,600	Devon Energy Corp.		1,079,150
			4,867,473

	FINANCIAL – 7.7%
30,000	Allied Capital Corp.		783,000
15,000	Wells Fargo & Co.		897,000
			1,680,000

	HEALTHCARE – 16.7%
12,000	Amgen, Inc.*		698,520
16,825	Johnson & Johnson, Inc.		1,129,967
25,000	Techne Corp.*		1,004,500
10,000	Zimmer Holdings, Inc.*		778,100
			3,611,087

	INDUSTRIALS – 15.8%
27,100	General Electric Co.		977,226
27,500	Headwaters, Inc.*		902,550
23,060	Tyco International Ltd.		779,428
7,500	United Technologies Corp.		762,450
			3,421,654

	INFORMATION TECHNOLOGY – 17.1%
12,000	Electronics Arts, Inc.*		621,360
6,000	Lexmark International, Inc.*		479,820
17,325	Linear Technology Corp.		663,721
225,000	Lucent Technologies, Inc.*		618,750
16,200	QUALCOMM, Inc.		593,730
25,000	VeriSign, Inc.*		717,500
			3,694,881

	Total Investments (Cost $17,278,904)	93.3%	20,192,607
	Other Assets, Less Liabilities	6.7	1,463,394
	Net Assets	100.0%	$21,656,001

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK INVESTMENT SERIES TRUST - HALLMARK TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS – MARCH 31, 2005 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES – 99.3%

	U.S. GOVERNMENT TREASURY OBLIGATIONS – 10.3%
	U.S. Treasury Notes – 10.3%
750,000	3.500%, 11/15/06	$747,891
750,000	5.500%, 02/15/08	782,197
500,000	4.250%, 08/15/13	493,223
500,000	4.250%, 11/15/14	489,824
	Total U.S. Government Treasury Obligations (Cost $2,519,895)	2,513,135

	U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.0%
500,000	Federal Home Loan Mortgage Corporation, 3.250%, 02/25/08	487,889
	Total U.S. Government Agency Obligations (Cost $500,000)	487,889

	CORPORATE BONDS – 7.1%
400,000	Bear Stearns & Co., 3.000%, 03/30/06	396,361
250,000	DaimlerChrysler NA Holdings, 7.750%, 06/15/05	252,137
250,000	Pacific Bell, 6.625%, 11/01/09	267,980
250,000	Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06	261,677
500,000	Time Warner Cos., Inc., 8.180%, 08/15/07	538,807
	Total Corporate Bonds (Cost $1,695,902)	1,716,962

	MORTGAGE-BACKED SECURITIES – 79.9%
26,920	6.500%, 10/01/11, Gold Pool #E65534	28,161
34,782	10.500%, 12/01/20, Gold Pool #A01632	39,322
7,637	7.000%, 07/01/26, Gold Pool #D72664	8,076
7,918	7.000%, 10/01/26, Gold Pool #C80442	8,373
117,697	6.000%, 07/01/28, Gold Pool #G00943	120,902
42,523	6.000%, 05/01/13, Pool #421151	43,945
7,451	11.000%, 11/01/13, Pool #523853	8,154
72,962	5.500%, 01/01/14, Pool #479939	74,498
89,632	6.000%, 04/01/14, Pool #483994	92,668
43,658	6.500%, 02/01/16, Pool #572134	45,615
380,668	5.500%, 11/01/16, Pool #614506	388,462
345	7.500%, 04/01/17, Pool #41474	369
3,427	7.500%, 07/01/17, Pool #141248	3,679
73,969	9.500%, 12/15/20, Pool #100285	83,385
67,282	6.500%, 10/15/27, Pool #407955	70,478
33,292	6.500%, 03/01/28, Pool #251568	34,694
79,016	6.500%, 08/15/28, Pool #458485	82,743
241,283	6.500%, 10/15/28, Pool #457825	252,663
95,124	6.500%, 04/01/29, Pool #252342	99,071
75,201	7.000%, 08/15/29, Pool #506810	79,630
92,942	7.000%, 03/01/30, Pool #533853	98,109
3,482	7.500%, 06/01/30, Pool #538687	3,727
463,654	3.500%, 03/25/11, Series #2004-1 HA	463,100
230,417	4.000%, 02/15/17, Series #2581 HX	227,988
647,959	4.000%, 11/15/17, Series #2601 GA	634,432
519,807	4.000%, 02/15/18, Series #2645 BC	506,657
62,579	5.000%, 05/25/18, Series #2003-36 NM	60,539
500,000	4.500%, 04/15/20, Series #2676 JU	494,779

	MORTGAGE-BACKED SECURITIES (Continued)
750,000	5.000%, 07/25/20, Series #2003-120 DB		$751,650
1,265,313	4.000%, 03/20/23, Series #2003-86 AH		1,251,304
474,058	5.000%, 01/25/25, Series 2004-83 LG		475,551
1,000,000	4.000%, 03/15/26, Series #2589 GH		980,034
1,000,000	5.500%, 03/25/26, Series #2002-85 PB		1,015,656
361,813	5.000%, 02/15/27, Series #2812 EH		364,649
97,857	3.870%, 12/15/28, Series #2527 LT		97,827
266,984	4.000%, 01/20/29, Series #2003-11 QJ		264,770
650,000	3.750%, 02/15/30, Series #2591 PN		615,699
156,860	5.000%, 02/15/31, Series #2517 BK		157,344
725,000	6.000%, 05/25/31, Series #2002-58 PE		746,427
296,149	3.250%, 04/15/32, Series #2647 A		277,540
538,405	4.000%, 05/16/32, Series #2003-83 AB		526,665
747,060	Bear Stearns & Co. Alt-A Trust, 5.197%, 01/25/34*		751,058
643,945	Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30		661,166
493,960	Countrywide Asset-Backed Certificates, 6.730%, 03/25/29		503,207
438,243	Countrywide Home Loans, Inc., 4.500%, 05/25/34		436,457
600,000	Countrywide Home Loans, Inc., 5.250%, 07/25/33		605,683
1,500,000	New Century Home Equity Loan Trust, 4.760%, 11/25/33		1,507,924
558,617	Residential Accredit Loans, Inc., 4.250%, 05/25/33		550,788
1,000,000	Residential Asset Mortgage Products, Inc., 6.550%, 11/25/31		998,744
284,118	Structured Asset Securities Corp., 5.000%, 10/25/33		282,921
500,000	Structured Asset Securities Corp., 4.910%, 08/25/34		497,348
367,653	Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33		372,256
645,974	Wells Fargo Mortgage Backed Securities Trust, 5.250%, 01/25/34		651,868
	Total Mortgage-Backed Securities (Cost $19,630,109)		19,398,755

	Total Investments (Cost $24,345,906)	99.3%	24,116,741
	Other Assets, Less Liabilities	0.7	169,547
	Net Assets	100.0%	$24,286,288

Values of investments are shown as a percentage of net assets.

* Variable rate security.

Item 2.         Controls and Procedures

(a)               It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)              The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.         Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Investment Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

Date        May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

By (Signature and Title)*	/s/ Arthur T. Bent III
Arthur T. Bent III
Treasurer (Principal Financial Officer)

Date        May 31, 2005

*  Print the name and title of each signing officer under his or her signature.